CONDENSED BALANCE SHEETS - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash	$ 1,035,100	$ 1,547,579	$ 1,055,895
Prepaid expenses	119,111	116,938	134,263
Total current assets	1,154,211	1,664,517	1,190,158
Property and equipment, net	19,457	18,716	24,188
Deposits	22,477	17,084	27,612
Total assets	1,196,145	1,700,317	1,241,958
Current liabilities:
Accounts payable and accrued expenses, including $27,375 and $15,755 to related parties as of December 31, 2017 and 2016, respectively	338,811	473,098	373,103
Dividends payable	482,636	447,901	359,891
Warrant liability	0	2,358,240	1,937,234
Derivative liability	0	685,922	288,934
Total current liabilities	821,447	3,965,161	2,959,162
Convertible Preferred Stock	965,000	985,000	1,070,000
Stockholders’ deficit
Preferred stock
Common stock, $0.001 par value, authorized 200,000,000 shares, 29,321,204 and 22,588,184 issued and outstanding as of December 31, 2017 and 2016, respectively	30,498	29,321	22,588
Additional paid in capital	55,381,386	53,215,635	41,019,251
Commitments and contingencies	115,470	29,985	0
Accumulated deficit	(56,117,658)	(56,524,786)	(43,829,043)
Total stockholders’ deficit	(590,302)	(3,249,844)	(2,787,204)
Total liabilities and stockholders’ deficit	1,196,145	1,700,317	1,241,958
Series C Preferred Stock [Member]
Current liabilities:
Dividends payable		419,283	359,891
Series D Preferred Stock [Member]
Stockholders’ deficit
Preferred stock	1	$ 1	$ 0
Series E Preferred Stock [Member]
Stockholders’ deficit
Preferred stock	$ 1